BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Percentage of accounts receivable balance from two largest InsPro Enterprise clients (Details 3) - Customer Concentration Risk - Accounts Receivable
	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Client #1
Concentration Risk [Line Items]
Percentage of account receivable	28.00%	30.00%	32.00%
Client #2
Concentration Risk [Line Items]
Percentage of account receivable	26.00%	12.00%	17.00%
Client #3
Concentration Risk [Line Items]
Percentage of account receivable	15.00%	13.00%	13.00%
Client #4
Concentration Risk [Line Items]
Percentage of account receivable			11.00%